Employee Benefits	12 Months Ended
Dec. 31, 2019
Successor [Member]
Employee Benefits

12. EMPLOYEE BENEFITS

Defined benefit plans

The following tables set out the funded status of the end-of-service indemnities employees receive under one of the five benefit structures the Company and its subsidiaries offer to its employees and the amounts recognized in the Company’s financial statements as of December 31, 2019 and 2018 (in thousands).

	December 31, 2019	December 31, 2018
Change in benefit obligations
Benefit obligations at the beginning of the year	$16,122	$15,062
Actuarial (gain) / loss	2,031	1,273
Service cost	2,680	2,250
Interest cost	655	444
Benefits paid	(2,168)	(2,491)
Other	-	(416)
Benefit obligations at the end of the year	19,320	16,122
Current benefit obligation	2,575	2,620
Non-current benefit obligation	16,745	13,502
Benefit obligation at the end of the year	19,320	16,122
Change in plan assets
Fair value of plan assets at the beginning of the year	-	-
Employer contributions	2,168	2,491
Benefits paid	(2,168)	(2,491)
Plan assets at the end of the year	-	-
Unfunded status	$19,320	$16,122

Net cost for the 2019 Successor Period, 2018 Successor Period, 2018 Predecessor Period, and 2017 Predecessor Period comprises the following components (in thousands):

	(NESR - Successor)		(NPS - Predecessor)
	Year ended December 31, 2019	Period from June 7 to December 31, 2018	Period from January 1 to June 6, 2018	Year ended December 31, 2017

Service cost	$2,680	$1,412	$866	$1,964
Interest cost	655	282	168	403
Actuarial (gain)/loss	2,031	896	375	811
Other	-	(416)	-	-
Net cost	$5,366	$2,174	$1,409	$3,178

The weighted-average assumptions used to determine benefit obligations as of December 31, 2019 and 2018 are set out below:

	December 31, 2019	December 31, 2018
Discount rate	2.75%	3.75%
Rate of increase in compensation levels:	3.00%	3.00%

The discount rate has been selected by the Company in consultation with its third-party actuarial valuation specialist. The primary reference point in identifying the rate was the yield on high-quality U.S. corporate bonds per the FTSE Above Median Double-A Curve (as of December 31, 2019) of duration broadly consistent with the benefit obligations. The rate has been rounded to the nearest 0.25%. The selection of the rate is consistent with the year-ended December 31, 2018.

The weighted-average assumptions used to determine net periodic benefit cost for the years ended December 31, 2019 and 2018 are set out below:

	December 31, 2019	December 31, 2018
Discount rate	3.75%	3.00%
Rate of increase in compensation levels:	3.00%	2.73%

The Company assesses these assumptions with its projected long-term plans of growth and prevalent industry standards.

The Company has no regulatory requirement to fund these benefits in advance and intends to pay benefits directly as they fall due. As of December 31, 2019, the Company has no plan assets to invest.

Accumulated benefit obligation was $16.1 million and $13.2 million as of December 31, 2019 and 2018, respectively.

The following reflect expected future benefit payments (in thousands):

Year ending December 31,
2020	$3,234
2021	$3,417
2022	$3,170
2023	$2,946
2024	$2,993
Thereafter	$13,658

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as of December 31, 2019.

Defined contribution plans

The Company also provides a defined contribution retirement plan and occupational hazard insurance for Omani employees. Contributions to a defined contribution retirement plan and occupational hazard insurance for Omani employees in accordance with the Omani Social Insurances Law are recognized as an expense in the consolidated statement of operations as incurred. Total contributions for the 2019 Successor Period and 2018 Successor Period were $3.1 million and $1.8 million, respectively.